Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Accounts payable to releated party	$ 387,978	$ 334,471	$ 0
Net of debt discount, current	$ 52,414	$ 72,211	48,600
Net of debt discount, non current			$ 54,190
Preferred stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	26,802,976	26,718,676	25,770,551
Common stock, shares outstanding	26,802,976	26,718,676	25,770,551